Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	$ 47,008	$ 1,535	$ 47,204	$ 46,067
Income tax expense calculated at the statutory rate	9,401		9,441	9,213
Nondeductible income and expenses in determining taxable income	28		(20)	8
Tax-exempt income	(9)		(3)	(30)
Income tax on unappropriated earnings	(31)		137	181
Investment credits	(209)		(207)	(217)
Effect of different tax rates of group entities operating in other jurisdictions	(7)		(31)	(10)
Income tax adjustments on prior years	(119)		10	(147)
Others	(107)		8	22
Income tax recognized in profit or loss	$ 8,947	$ 292	$ 9,335	$ 9,020